Restricted Cash (Details) - Schedule of restricted cash - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of restricted cash [Abstract]
Bank deposits judicially frozen by the court as a result of legal proceedings	$ 1,483,653	$ 182,515